Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Contingencies [Abstract]
Commitment for payment	$ 12,686
Commitment term	3 years
Lease not yet commenced, payments	$ 1,098
Lease not yet commenced, term	5 years 3 months 18 days